SCHEDULE OF STOCK WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding and exercisable, beginning balance	1,413,110	1,455,119
Weighted average exercise price, outstanding and exercisable, beginning balance	$ 6.14	$ 6.10
Number of warrants, warrants issued		41,196
Weighted average exercise price, warrants issued		$ 3.24
Number of warrants, warrants exercised
Weighted average exercise price, warrants exercised
Number of warrants, warrants forfeited and cancelled		(83,205)
Weighted average exercise price, warrants forfeited and cancelled		$ 4.00
Number of warrants, outstanding and exercisable, ending balance	1,413,110	1,413,110
Weighted average exercise price, outstanding and exercisable, ending balance	$ 6.14	$ 6.14
Weighted average remaining contract term warrants outstanding and exercisable	1 year 5 months 23 days	2 years 5 months 23 days